Loss Per Share (Tables)	9 Months Ended
Sep. 30, 2014
Earnings Per Share [Abstract]
Schedule of Weighted Average Number of Shares	Weighted Average Number of Shares

Nine Months Ended September 30, 2014
Weighted average number of shares:
Class A common stock - Basic and Diluted	27,066

Schedule of Earnings Per Share, Basic and Diluted
Basic and diluted loss per share for the nine months ended September 30, 2014 was calculated as follows:

	Nine Months Ended September 30, 2014
In thousands, except per share amounts	Basic	Diluted *
EPS Numerator:
Net loss attributable to Class A Common stock shareholders	$(4,014)	$(4,014)
Less: dividends declared on Class A Common stock	—	—
Net loss available to Class A Common stock shareholders	(4,014)	(4,014)
EPS Denominator:
Weighted-average shares outstanding	27,066	27,066
Earnings (loss) per share	$(0.15)	$(0.15)

*
The computations for diluted loss per share for the nine months ended September 30, 2014 excludes approximately 64.5 million shares of convertible Class B common stock, 5.8 million shares of convertible Class B1 common stock, 3.6 million RSAs, 0.8 million RSUs and 0.2 million options to purchase the Company's shares because the effect would have been anti-dilutive.